CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended											6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Apr. 10, 2018	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Operating Revenues:
Operating Revenues	$ 149,189		$ 107,807	$ 77,973	$ 35,376	$ 180,330	$ 163,864	$ 171,478	$ 169,373	$ 196,669	$ 197,452	$ 276,802	$ 215,706	$ 384,931	$ 401,486	$ 701,384
Operating Expenses:
Aircraft Fuel	29,709				677						45,790	53,984	56,238	119,553	83,392	165,666
Salaries, Wages, and Benefits	42,316				32,484						36,964	86,392	70,575	90,263	141,641	140,739
Aircraft Rent	3,815				5,934						28,329	9,414	16,966	36,831	30,989	49,908
Maintenance	11,300				2,426						9,508	20,510	8,904	15,491	27,416	35,286
Sales and Marketing	5,822				1,630						10,854	10,932	10,202	17,180	16,570	35,388
Depreciation and Amortization	13,460				12,175						2,526	26,075	22,702	14,405	48,086	34,877
Ground Handling	6,551				1,614						8,619	11,781	10,906	23,828	20,596	41,719
Landing Fees and Airport Rent	8,752				2,667						10,481	17,537	13,781	25,977	31,256	44,400
Special Items, net	(38,520)				(31,481)						271	(65,392)	(31,481)	(6,706)	(64,563)	7,092
Other Operating, net	16,746				9,484						17,994	31,397	23,917	40,877	48,718	68,187
Total Operating Expenses	99,951				37,610						171,336	202,630	202,710	377,699	384,101	623,262
Operating Income (Loss)	49,238		(4,428)	8,817	(2,234)	15,230	11,604	10,475	9,541	46,502	26,116	74,172	12,996	7,232	17,385	78,122
Non-operating Income (Expense):
Interest Income	9				63						96	24	314	258	377	937
Interest Expense	(6,080)				(5,442)						(339)	(13,201)	(11,058)	(6,060)	(22,073)	(17,170)
Other, net	18,054				(325)						37	18,049	(494)	(1,636)	(371)	(1,729)
Total Non-operating Income (Expense), net	11,983				(5,704)						(206)	4,872	(11,238)	(7,438)	(22,067)	(17,962)
Income (Loss) before Income Tax	61,221				(7,938)						25,910	79,044	1,758	(206)	(4,682)	60,160
Income Tax Expense (Benefit)	9,468				(1,898)							14,875	547	161	(778)	14,088
Net Income (Loss)	$ 51,753	$ 12,416	$ (8,042)	$ 2,927	$ (6,040)	$ 7,251	$ 5,018	$ 3,973	$ 3,713	$ 33,368	$ 25,910	$ 64,169	$ 1,211	$ (367)	$ (3,904)	$ 46,072
Net Income (Loss) per share to common stockholders:
Basic	$ 0.91		$ (0.17)	$ 0.06	$ (0.13)	$ 0.16	$ 0.11	$ 0.08	$ 0.08	$ 0.71	$ 0.26	$ 1.21	$ 0.03	$ (0.01)	$ (0.08)	$ 0.99
Diluted	$ 0.83		$ (0.17)	$ 0.06	$ (0.13)	$ 0.15	$ 0.10	$ 0.08	$ 0.08	$ 0.71	$ 0.26	$ 1.12	$ 0.02	$ (0.01)	$ (0.08)	$ 0.96
Shares used for computation:
Basic	57,156,159				46,805,950						100,000,000	52,850,041	46,805,950	46,700,990	46,806,042	46,773,038
Diluted	61,982,441				46,805,950						100,000,000	57,403,593	48,243,146	46,700,990	46,806,042	47,909,413
Passenger
Operating Revenues:
Operating Revenues	$ 125,130				$ 31,341						$ 172,897	$ 229,325	$ 209,827	$ 335,824	$ 359,232	$ 688,833
Cargo
Operating Revenues:
Operating Revenues	22,098				3,219							43,684	3,219		36,809
Other
Operating Revenues:
Operating Revenues	$ 1,961				$ 816						$ 24,555	$ 3,793	$ 2,660	$ 49,107	$ 5,445	$ 12,551